INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0%
	AEROSPACE & DEFENSE — 1.4%
800,000	Teledyne Technologies, Inc.	0.9500	04/01/24	$ 780,509
800,000	Teledyne Technologies, Inc.	1.6000	04/01/26	773,888
950,000	Teledyne Technologies, Inc.	2.2500	04/01/28	924,452
800,000	Textron, Inc.	3.0000	06/01/30	788,318
				3,267,167
	BANKING — 1.5%
800,000	M&T Bank Corporation	3.5500	07/26/23	819,664
1,000,000	Regions Financial Corporation	1.8000	08/12/28	939,555
800,000	SVB Financial Group	2.1000	05/15/28	768,097
800,000	SVB Financial Group	3.1250	06/05/30	804,960
				3,332,276
	CHEMICALS — 3.4%
800,000	Albemarle Corporation	4.1500	12/01/24	835,956
1,276,000	Avery Dennison Corporation	4.8750	12/06/28	1,425,638
400,000	Avery Dennison Corporation	2.6500	04/30/30	385,028
800,000	Celanese US Holdings, LLC	3.5000	05/08/24	818,220
800,000	Celanese US Holdings, LLC	1.4000	08/05/26	753,423
800,000	Eastman Chemical Company	3.8000	03/15/25	828,954
800,000	Eastman Chemical Company	4.5000	12/01/28	868,298
800,000	PPG Industries, Inc.	1.2000	03/15/26	764,621
800,000	PPG Industries, Inc.	3.7500	03/15/28	856,447
				7,536,585
	COMMERCIAL SUPPORT SERVICES — 3.8%
1,656,000	Cintas Corp No 2	3.7000	04/01/27	1,751,638
800,000	Republic Services, Inc.	2.5000	08/15/24	808,368
1,092,000	Republic Services, Inc.	3.2000	03/15/25	1,117,166
400,000	Republic Services, Inc.	3.9500	05/15/28	425,654
950,000	Republic Services, Inc.	2.3000	03/01/30	909,467
400,000	Waste Connections, Inc.	4.2500	12/01/28	434,288
800,000	Waste Management, Inc.	2.4000	05/15/23	805,971
800,000	Waste Management, Inc.	3.1250	03/01/25	823,674
800,000	Waste Management, Inc.	3.1500	11/15/27	824,733
800,000	Waste Management, Inc.	2.0000	06/01/29	766,448
				8,667,407

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	CONSTRUCTION MATERIALS — 1.6%
800,000	Martin Marietta Materials, Inc.	0.6500	07/15/23	$ 788,074
800,000	Martin Marietta Materials, Inc.	3.5000	12/15/27	839,008
800,000	Vulcan Materials Company	4.5000	04/01/25	848,813
1,092,000	Vulcan Materials Company	3.9000	04/01/27	1,151,040
				3,626,935
	CONTAINERS & PACKAGING — 1.4%
800,000	Amcor Finance USA, Inc.	3.6250	04/28/26	837,743
400,000	Amcor Finance USA, Inc.	4.5000	05/15/28	443,556
800,000	Bemis Company, Inc.	2.6300	06/19/30	775,150
1,000,000	Packaging Corp of America	3.4000	12/15/27	1,035,273
				3,091,722
	DIVERSIFIED INDUSTRIALS — 3.6%
800,000	Dover Corporation	3.1500	11/15/25	828,335
800,000	Honeywell International, Inc.	2.3000	08/15/24	810,628
800,000	Honeywell International, Inc.	1.3500	06/01/25	783,298
1,991,000	Honeywell International, Inc.	2.5000	11/01/26	2,018,750
800,000	Illinois Tool Works, Inc.	3.5000	03/01/24	824,467
1,956,000	Illinois Tool Works, Inc.	2.6500	11/15/26	2,002,783
800,000	Parker-Hannifin Corporation	3.2500	03/01/27	829,043
				8,097,304
	ELECTRIC UTILITIES — 4.8%
400,000	Alliant Energy Finance, LLC(a)	3.7500	06/15/23	409,079
800,000	Avangrid, Inc.	3.1500	12/01/24	816,269
1,076,000	Avangrid, Inc.	3.8000	06/01/29	1,125,712
800,000	CenterPoint Energy, Inc.	1.4500	06/01/26	767,536
800,000	CenterPoint Energy, Inc.	4.2500	11/01/28	855,085
400,000	CenterPoint Energy, Inc.	2.6500	06/01/31	382,943
800,000	Consolidated Edison, Inc.	0.6500	12/01/23	784,237
800,000	Entergy Corporation	0.9000	09/15/25	758,353
800,000	Entergy Corporation	1.9000	06/15/28	752,047
800,000	Entergy Corporation	2.8000	06/15/30	769,684
800,000	Evergy, Inc.	2.4500	09/15/24	800,527
400,000	Evergy, Inc.	2.9000	09/15/29	397,467
800,000	WEC Energy Group, Inc.	0.5500	09/15/23	784,729

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	ELECTRIC UTILITIES — 4.8% (Continued)
1,700,000	WEC Energy Group, Inc.	1.3750	10/15/27	$ 1,583,806
				10,987,474
	ELECTRICAL EQUIPMENT — 4.9%
800,000	Amphenol Corporation	2.0500	03/01/25	793,959
2,171,000	Amphenol Corporation	4.3500	06/01/29	2,352,965
800,000	Keysight Technologies, Inc.	4.5500	10/30/24	843,266
800,000	Keysight Technologies, Inc.	4.6000	04/06/27	875,565
800,000	Keysight Technologies, Inc.	3.0000	10/30/29	805,377
800,000	Roper Technologies, Inc.	3.6500	09/15/23	821,733
1,694,000	Roper Technologies, Inc.	3.8000	12/15/26	1,783,822
800,000	Roper Technologies, Inc.	4.2000	09/15/28	853,662
800,000	Trimble, Inc.	4.7500	12/01/24	843,498
800,000	Trimble, Inc.	4.9000	06/15/28	863,643
				10,837,490
	ENGINEERING & CONSTRUCTION — 0.3%
800,000	Quanta Services, Inc. B	2.9000	10/01/30	767,644

	ENTERTAINMENT CONTENT — 2.0%
1,500,000	Activision Blizzard, Inc.	3.4000	06/15/27	1,574,372
800,000	Discovery Communications, LLC	3.8000	03/13/24	822,479
800,000	Discovery Communications, LLC	3.9000	11/15/24	829,241
800,000	Fox Corporation	4.0300	01/25/24	829,739
400,000	Fox Corporation	3.5000	04/08/30	408,627
				4,464,458
	FOOD — 2.9%
400,000	Campbell Soup Company	4.1500	03/15/28	428,744
800,000	Conagra Brands, Inc.	0.5000	08/11/23	784,884
800,000	Conagra Brands, Inc.	4.6000	11/01/25	852,463
800,000	Conagra Brands, Inc.	1.3750	11/01/27	735,749
1,460,000	Conagra Brands, Inc.	4.8500	11/01/28	1,610,607
800,000	Hormel Foods Corporation	0.6500	06/03/24	778,861
800,000	Hormel Foods Corporation	1.7000	06/03/28	765,487
800,000	Hormel Foods Corporation	1.8000	06/11/30	747,000
				6,703,795

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	GAS & WATER UTILITIES — 0.2%
400,000	Atmos Energy Corporation	1.5000	01/15/31	$ 353,514

	HEALTH CARE FACILITIES & SERVICES — 2.2%
800,000	HCA, Inc.	5.8750	05/01/23	832,900
1,190,000	HCA, Inc.	5.3750	02/01/25	1,261,555
1,790,000	HCA, Inc.	4.5000	02/15/27	1,899,821
800,000	HCA, Inc.	5.8750	02/01/29	897,240
				4,891,516
	HOME CONSTRUCTION — 4.7%
800,000	DR Horton, Inc.	5.7500	08/15/23	838,056
800,000	DR Horton, Inc.	2.5000	10/15/24	804,356
400,000	DR Horton, Inc.	1.3000	10/15/26	376,980
800,000	Fortune Brands Home & Security, Inc.	4.0000	09/21/23	823,728
800,000	Fortune Brands Home & Security, Inc.	4.0000	06/15/25	838,649
800,000	Fortune Brands Home & Security, Inc.	3.2500	09/15/29	814,676
800,000	Lennar Corporation	4.8750	12/15/23	835,209
800,000	Lennar Corporation	5.8750	11/15/24	859,758
860,000	Lennar Corporation	4.7500	11/29/27	936,907
800,000	Mohawk Industries, Inc.	3.6250	05/15/30	826,439
1,700,000	PulteGroup, Inc.	5.5000	03/01/26	1,876,483
800,000	PulteGroup, Inc.	5.0000	01/15/27	873,889
				10,705,130
	HOUSEHOLD PRODUCTS — 0.4%
800,000	Church & Dwight Company, Inc.	3.1500	08/01/27	825,972

	INDUSTRIAL SUPPORT SERVICES — 0.3%
800,000	WW Grainger, Inc.	1.8500	02/15/25	794,169

	INSTITUTIONAL FINANCIAL SERVICES — 1.5%
3,156,000	Cboe Global Markets, Inc.	3.6500	01/12/27	3,319,702

	INSURANCE — 0.7%
800,000	Arch Capital Finance, LLC	4.0110	12/15/26	852,657

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	INSURANCE — 0.7% (Continued)
800,000	Brown & Brown, Inc.	4.2000	09/15/24	$ 832,199
				1,684,856
	INTERNET MEDIA & SERVICES — 2.2%
800,000	Booking Holdings, Inc.	3.6500	03/15/25	835,114
800,000	Booking Holdings, Inc.	3.5500	03/15/28	850,171
920,000	Booking Holdings, Inc.	4.6250	04/13/30	1,029,621
800,000	VeriSign, Inc.	5.2500	04/01/25	856,968
800,000	VeriSign, Inc.	4.7500	07/15/27	826,444
830,000	VeriSign, Inc.	2.7000	06/15/31	771,564
				5,169,882
	LEISURE PRODUCTS — 0.4%
800,000	Hasbro, Inc.	3.5500	11/19/26	826,484

	MACHINERY — 3.0%
800,000	Caterpillar, Inc.	3.4000	05/15/24	826,176
800,000	Caterpillar, Inc.	2.6000	09/19/29	800,356
800,000	Parker-Hannifin Corporation	2.7000	06/14/24	810,999
1,566,000	Parker-Hannifin Corporation	3.3000	11/21/24	1,603,665
2,667,000	Parker-Hannifin Corporation	3.2500	06/14/29	2,721,026
				6,762,222
	MEDICAL EQUIPMENT & DEVICES — 3.6%
800,000	Agilent Technologies, Inc.	3.8750	07/15/23	819,885
800,000	Agilent Technologies, Inc.	2.7500	09/15/29	788,017
1,700,000	DENTSPLY SIRONA, Inc.	3.2500	06/01/30	1,722,603
800,000	Edwards Lifesciences Corporation	4.3000	06/15/28	868,670
920,000	Illumina, Inc.	2.5500	03/23/31	872,709
800,000	Stryker Corporation	0.6000	12/01/23	782,030
800,000	Stryker Corporation	1.1500	06/15/25	772,040
800,000	Stryker Corporation	3.6500	03/07/28	839,550
1,000,000	Stryker Corporation	1.9500	06/15/30	926,455
				8,391,959
	METALS & MINING — 0.3%
800,000	Newmont Corporation	2.8000	10/01/29	776,443

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	OIL & GAS PRODUCERS — 6.2%
400,000	Devon Energy Corporation	7.8750	09/30/31	$ 539,479
400,000	Diamondback Energy, Inc.	3.1250	03/24/31	390,758
800,000	EOG Resources, Inc.	3.1500	04/01/25	822,453
800,000	Kinder Morgan Energy Partners, L.P.	3.5000	09/01/23	815,307
800,000	Kinder Morgan, Inc.	4.3000	06/01/25	839,198
920,000	Kinder Morgan, Inc.	4.3000	03/01/28	982,225
400,000	Kinder Morgan, Inc.	7.8000	08/01/31	525,383
1,566,000	ONEOK Partners, L.P.	4.9000	03/15/25	1,664,932
800,000	ONEOK, Inc.	7.5000	09/01/23	854,536
800,000	ONEOK, Inc.	4.0000	07/13/27	833,727
1,000,000	Tennessee Gas Pipeline Company, LLC	7.0000	10/15/28	1,216,868
1,656,000	Valero Energy Corporation	3.4000	09/15/26	1,705,420
1,253,000	Williams Companies, Inc.	3.9000	01/15/25	1,303,199
800,000	Williams Companies, Inc. (The)	4.5000	11/15/23	830,402
800,000	Williams Companies, Inc. (The)	3.7500	06/15/27	835,290
				14,159,177
	OIL & GAS SERVICES & EQUIPMENT — 0.7%
800,000	Halliburton Company	3.5000	08/01/23	816,482
662,000	Halliburton Company	3.8000	11/15/25	693,804
				1,510,286
	PUBLISHING & BROADCASTING — 0.8%
860,000	Discovery Communications, LLC	3.9500	03/20/28	893,404
800,000	Discovery Communications, LLC	4.1250	05/15/29	837,991
				1,731,395
	REAL ESTATE INVESTMENT TRUSTS — 14.4%
800,000	Alexandria Real Estate Equities, Inc.	3.4500	04/30/25	829,028
800,000	Alexandria Real Estate Equities, Inc.	3.9500	01/15/28	851,477
800,000	Alexandria Real Estate Equities, Inc.	2.7500	12/15/29	789,382
800,000	American Tower Corporation	3.0000	06/15/23	812,451
800,000	American Tower Corporation	2.9500	01/15/25	809,475
890,000	American Tower Corporation	3.3750	10/15/26	914,348
400,000	American Tower Corporation	3.6000	01/15/28	411,079
800,000	American Tower Corporation	3.9500	03/15/29	830,518
800,000	Camden Property Trust	4.1000	10/15/28	864,590

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 14.4% (Continued)
800,000	Crown Castle International Corporation	3.1500	07/15/23	$ 813,564
1,100,000	Crown Castle International Corporation	1.3500	07/15/25	1,056,606
800,000	Crown Castle International Corporation	4.0000	03/01/27	840,512
400,000	Crown Castle International Corporation	3.8000	02/15/28	416,738
1,000,000	Crown Castle International Corporation	4.3000	02/15/29	1,066,693
890,000	Digital Realty Trust, L.P.	3.7000	08/15/27	932,570
800,000	Digital Realty Trust, L.P.	3.6000	07/01/29	825,022
1,000,000	Extra Space Storage, L.P.	2.5500	06/01/31	950,535
800,000	Invitation Homes Operating Partnership, L.P.	2.0000	08/15/31	715,564
1,656,000	Kimco Realty Corporation	2.7000	03/01/24	1,671,166
800,000	Kimco Realty Corporation	3.3000	02/01/25	820,759
800,000	Kimco Realty Corporation	2.8000	10/01/26	806,156
400,000	Kimco Realty Corporation	1.9000	03/01/28	378,877
800,000	Kimco Realty Corporation	2.7000	10/01/30	778,174
800,000	Public Storage	3.0940	09/15/27	831,520
800,000	Realty Income Corporation	3.8750	04/15/25	836,191
1,656,000	Realty Income Corporation	4.1250	10/15/26	1,756,385
400,000	Realty Income Corporation	2.2000	06/15/28	388,471
500,000	Realty Income Corporation	3.2500	06/15/29	511,350
400,000	Sun Communities Operating, L.P.	2.3000	11/01/28	378,716
800,000	Sun Communities Operating, L.P.	2.7000	07/15/31	753,041
800,000	UDR, Inc.	3.2000	01/15/30	802,127
800,000	Ventas Realty, L.P.	3.5000	04/15/24	821,569
800,000	Ventas Realty, L.P.	2.6500	01/15/25	804,930
1,656,000	Ventas Realty, L.P.	3.2500	10/15/26	1,697,062
400,000	Ventas Realty, L.P.	4.0000	03/01/28	425,652
1,130,000	Ventas Realty, L.P.	4.4000	01/15/29	1,229,704
800,000	WP Carey, Inc.	4.6000	04/01/24	835,635
800,000	WP Carey, Inc.	4.0000	02/01/25	836,418
800,000	WP Carey, Inc.	2.4000	02/01/31	750,619
				32,844,674
	RETAIL - CONSUMER STAPLES — 2.6%
753,000	Costco Wholesale Corporation	2.7500	05/18/24	769,467
1,678,000	Costco Wholesale Corporation	3.0000	05/18/27	1,742,216

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	RETAIL - CONSUMER STAPLES — 2.6% (Continued)
800,000	Dollar General Corporation	3.2500	04/15/23	$ 811,706
830,000	Dollar General Corporation	3.8750	04/15/27	879,154
1,671,000	Dollar Tree, Inc.	4.2000	05/15/28	1,787,609
				5,990,152
	RETAIL - DISCRETIONARY — 3.1%
1,253,000	AutoZone, Inc.	3.1250	07/15/23	1,273,405
400,000	AutoZone, Inc.	3.6250	04/15/25	414,335
1,656,000	AutoZone, Inc.	3.7500	06/01/27	1,750,469
800,000	Builders FirstSource, Inc.(a)	6.7500	06/01/27	832,972
800,000	Genuine Parts Company	1.8750	11/01/30	718,494
400,000	O'Reilly Automotive, Inc.	3.5500	03/15/26	417,132
830,000	O'Reilly Automotive, Inc.	3.6000	09/01/27	868,899
980,000	Tractor Supply Company	1.7500	11/01/30	870,407
				7,146,113
	SEMICONDUCTORS — 6.2%
1,200,000	Analog Devices, Inc.	2.9500	04/01/25	1,230,306
800,000	Analog Devices, Inc.	3.5000	12/05/26	843,256
400,000	Analog Devices, Inc.	1.7000	10/01/28	382,672
800,000	Analog Devices, Inc.	2.1000	10/01/31	763,326
800,000	Broadcom, Inc.	3.6250	10/15/24	822,759
800,000	Broadcom, Inc.	3.4590	09/15/26	824,732
2,000,000	Broadcom, Inc.	4.1100	09/15/28	2,105,479
800,000	KLA Corporation	4.6500	11/01/24	845,543
980,000	KLA Corporation	4.1000	03/15/29	1,058,051
800,000	Microchip Technology, Inc.	4.3330	06/01/23	824,673
800,000	NVIDIA Corporation	0.3090	06/15/23	788,606
800,000	NVIDIA Corporation	3.2000	09/16/26	835,483
400,000	NVIDIA Corporation	1.5500	06/15/28	377,775
800,000	NVIDIA Corporation	2.8500	04/01/30	810,871
800,000	Xilinx, Inc.	2.9500	06/01/24	815,120
830,000	Xilinx, Inc.	2.3750	06/01/30	798,896
				14,127,548
	SOFTWARE — 1.3%
800,000	Fortinet, Inc.	1.0000	03/15/26	751,053

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	SOFTWARE — 1.3% (Continued)
800,000	Fortinet, Inc.	2.2000	03/15/31	$ 735,784
800,000	Roper Technologies, Inc.	2.3500	09/15/24	805,455
800,000	ServiceNow, Inc.	1.4000	09/01/30	708,065
				3,000,357
	STEEL — 2.1%
800,000	Nucor Corporation	4.0000	08/01/23	821,872
800,000	Nucor Corporation	2.0000	06/01/25	792,236
800,000	Nucor Corporation	3.9500	05/01/28	854,527
800,000	Nucor Corporation	2.7000	06/01/30	787,170
800,000	Steel Dynamics, Inc.	2.8000	12/15/24	813,293
800,000	Steel Dynamics, Inc.	3.4500	04/15/30	812,677
				4,881,775
	TECHNOLOGY HARDWARE — 1.4%
800,000	FLIR Systems, Inc.	2.5000	08/01/30	759,555
800,000	NetApp, Inc.	3.3000	09/29/24	819,185
800,000	NetApp, Inc.	2.3750	06/22/27	793,603
800,000	NetApp, Inc.	2.7000	06/22/30	775,195
				3,147,538
	TECHNOLOGY SERVICES — 4.6%
800,000	Equifax, Inc.	3.9500	06/15/23	819,857
800,000	Equifax, Inc.	2.6000	12/01/24	807,432
800,000	Fidelity National Information Services, Inc.	0.6000	03/01/24	776,981
920,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	869,714
920,000	Fidelity National Information Services, Inc.	1.6500	03/01/28	853,448
800,000	Fidelity National Information Services, Inc.	3.7500	05/21/29	821,161
800,000	Global Payments, Inc.	3.7500	06/01/23	815,144
920,000	Global Payments, Inc.	2.6500	02/15/25	925,145
800,000	Global Payments, Inc.	4.4500	06/01/28	858,721
890,000	Global Payments, Inc.	3.2000	08/15/29	879,348
1,160,000	Verisk Analytics, Inc.	4.0000	06/15/25	1,208,027
800,000	Verisk Analytics, Inc.	4.1250	03/15/29	853,873
				10,488,851
	TRANSPORTATION & LOGISTICS — 3.3%
400,000	CH Robinson Worldwide, Inc.	4.2000	04/15/28	431,494

INSPIRE CORPORATE BOND IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 98.0% (Continued)
	TRANSPORTATION & LOGISTICS — 3.3% (Continued)
800,000	CSX Corporation	3.4000	08/01/24	$ 825,581
800,000	CSX Corporation	3.3500	11/01/25	828,367
800,000	CSX Corporation	2.6000	11/01/26	812,754
920,000	CSX Corporation	4.2500	03/15/29	1,000,188
800,000	JB Hunt Transport Services, Inc.	3.8750	03/01/26	842,927
800,000	Kansas City Southern	3.0000	05/15/23	808,432
800,000	Union Pacific Corporation	3.5000	06/08/23	818,966
400,000	Union Pacific Corporation	3.7500	07/15/25	420,130
800,000	Union Pacific Corporation	2.1500	02/05/27	791,577
				7,580,416
	TRANSPORTATION EQUIPMENT — 0.2%
400,000	Westinghouse Air Brake Technologies Corporation	4.9500	09/15/28	435,679

	TOTAL CORPORATE BONDS (Cost $232,890,719)			222,926,067

	TOTAL INVESTMENTS - 98.0% (Cost $232,890,719)			$ 222,926,067
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.0%			4,576,511
	NET ASSETS - 100.0%			$ 227,502,578

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2022 the total market value of 144A securities is $1,242,051 or 0.5% of net assets.